PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 163.1	$ 147.0
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	161.5	145.0
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.0	0.5
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1.6	$ 1.5